Business combinations - Aspireo Pharmaceuticals Ltd. (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities assumed:
Goodwill			$ (7,256)	$ (7,256)	$ (2,200)
Aspireo Acquisition
Business combinations
Shares issued for acquisition (in shares)		2,062,677
Shares issued for acquisition (in dollars)		$ 33,200
Amount of payment to OCS		$ 3,000
Fair value of common stock (in dollars per share)	$ 16.10	$ 16.10
Estimated fair values of the assets acquired and liabilities assumed
In-process research and development	$ 31,323	$ 31,323
Liabilities assumed:
Other liabilities (net)	(195)	(195)
OCS liability	(2,973)	(2,973)
Total fair values of assets and liabilities	28,155	28,155
Fair value of total consideration transferred	(33,211)
Goodwill	$ (5,056)	$ (5,056)
Acquisition-related transaction costs				$ 2,200